COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Minimum Rental And Lease Payments	$ 5,920	$ 850
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	3,965	398
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	714	105
1-5 years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 1,241	$ 347